STOCKHOLDERS' EQUITY (DEFICIT) - Additional Information (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 vote $ / shares shares	Dec. 31, 2020 vote $ / shares shares	Sep. 23, 2021 shares	Dec. 31, 2019 $ / shares shares
Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000,000	20,000,000,000	30,000,000,000	20,000,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares outstanding (in shares)	18,345,583,473	18,102,583,473		4,759,161,650
Common Stock Number Of Votes Per Share | vote	1	1
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001